INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2021
INVENTORIES
Schedule of inventory

	2021	2020
	$ million	$ million
Raw materials and consumables	424	370
Work-in-progress	79	61
Finished goods and goods for resale	1,341	1,260
	1,844	1,691